Earnings per share	6 Months Ended
Jun. 30, 2018
Earnings per share [abstract]
Earnings per share

Note 8 Earnings per share
The following table shows the components used in the calculation of basic and diluted earnings per common share for earnings attributable to common shareholders.

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2018	2017	2018	2017
Net earnings attributable to common shareholders - basic	704	765	1,365	1,407
Dividends declared per common share (in dollars)	0.7550	0.7175	1.5100	1.4350

Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic	898.0	900.1	899.1	888.0
Assumed exercise of stock options (1)	0.3	0.9	0.3	0.8

Weighted average number of common shares outstanding - diluted (in millions)	898.3	901.0	899.4	888.8

(1)
The calculation of the assumed exercise of stock options includes the effect of the average unrecognized future compensation cost of dilutive options. It excludes options for which the exercise price is higher than the average market value of a BCE common share. The number of excluded options was 12,050,731 for both the second quarter of 2018 and for the first half of 2018, compared to 31,722 for the second quarter of 2017 and 5,803,983 for the first half of 2017.